Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deposits and Other Current Assets, Net [Abstract]
Trade deposits	$ 266,920
Interest receivable	145,315	86,273
Tax recoverable	64,573	57,032
Other assets	29,914	29,077
Less: allowance for expected credit losses	(2)	(2)	$ (2)
Deposits and other current assets, net	$ 506,720	$ 172,380